Schedule of intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible Assets	R$ 9,215,560	R$ 6,929,456
Distribution Concession Agreement 1 [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	6,596,184	6,203,387
Generation Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets		553,840	R$ 582,671
Intangible Assets	2,473,858	553,840
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Intangible Assets	96,145	132,366
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	R$ 49,373	R$ 39,863